Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash at bank
-USD deposits	975,810	1,645,948
-RMB deposits	28,113	57,595
-Australian Dollar deposit	6,153	3,337
	1,010,076	1,706,880